Capital Structure Financial Policies	12 Months Ended
Dec. 31, 2024
Capital Structure Financial Policies
Capital Structure Financial Policies

28. Capital Structure Financial Policies

The company’s primary capital management strategy is to maintain a conservative balance sheet, which supports a solid investment grade credit rating profile. This objective affords the company the financial flexibility and access to the capital it requires to execute on its growth objectives.

The company’s capital is primarily monitored by reviewing the ratios of net debt and lease liabilities to adjusted funds from operations(2) and total debt and lease liabilities to total debt and lease liabilities plus shareholders’ equity.

Net debt and lease liabilities to adjusted funds from operations(2) is calculated as short-term debt plus total long-term debt less cash and cash equivalents, divided by adjusted funds from operations for the year then ended.

Total debt and lease liabilities to total debt and lease liabilities plus shareholders’ equity is calculated as short-term debt plus total long-term debt divided by short-term debt plus total long-term debt plus shareholders’ equity. This financial covenant under the company’s various banking and debt agreements shall not be greater than 65%.

The company’s financial covenant is reviewed regularly, and controls are in place to maintain compliance with the covenant. The company complied with financial covenants for the years ended December 31, 2024 and 2023. The company’s financial measures, as set out in the following schedule, were unchanged from 2023. The company believes that achieving its capital target helps to provide the company with access to capital at a reasonable cost by maintaining solid investment grade credit ratings. Total debt and lease liabilities to total debt and lease liabilities plus shareholders’ equity was 24.8% at December 31, 2024 and decreased primarily due to lower debt levels. The company operates in a fluctuating business environment and ratios may periodically fall outside of management’s targets. The company addresses these fluctuations by capital expenditure reductions and sales of non-core assets to ensure net debt achieves management’s targets.

	Capital
	Measure	December 31	December 31
($ millions)	Target	2024	2023
Components of ratios
Short-term debt		-	494
Current portion of long-term debt		997	-
Long-term debt		9 348	11 087
Total debt(1)		10 345	11 581
Current portion of long-term lease liabilities		599	348
Long-term lease liabilities		3 745	3 478
Total debt and lease liabilities(1)		14 689	15 407
Less: Cash and cash equivalents		3 484	1 729
Net debt and lease liabilities(1)		11 205	13 678
Net debt(1)		6 861	9 852
Shareholders’ equity		44 514	43 279
Total capitalization (total debt and lease liabilities plus shareholders’ equity)		59 203	58 686
Adjusted funds from operations(2)		13 846	13 325
Net debt and lease liabilities to adjusted funds from operations	<3.0 times	0.8	1.0
Total debt and lease liabilities to total debt and lease liabilities plus shareholders’ equity	20% - 35%	24.8%	26.3%
(1)	Total debt, total debt and lease liabilities, net debt and lease liabilities and net debt are non-GAAP financial measures. In 2024, the company revised the definition of net debt and total debt to exclude lease liabilities to better align with how management and industry monitor capital structure. This change had no impact on the company’s financial measures disclosed above.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.